Other Current Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Current Liabilities
Salaries payable	€ 175,079	€ 153,160
Other payables	847	504
Deferred income	9,791	8,912
Advances received	11,682	6,613
Other current liabilities	€ 197,399	€ 169,189